Segment, Product and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 770,739	$ 737,255	$ 633,021
Segment operating income (loss)	74,343	67,060	16,608
Non operating income, net	1,057	(1,174)	200
Consolidated earnings before income taxes	75,400	65,886	16,808
Significant noncash item:
Share based compensation	1,840	1,936	4,190
Depreciation and amortization	14,309	13,299	12,795
Driver Ic [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	644,500	634,111	552,456
Segment operating income (loss)	89,162	83,883	38,401
Significant noncash item:
Share based compensation	1,359	1,612	2,820
Depreciation and amortization	7,564	8,881	7,849
Non-driver products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	126,239	103,144	80,565
Segment operating income (loss)	(14,819)	(16,823)	(21,793)
Significant noncash item:
Share based compensation	481	324	1,370
Depreciation and amortization	$ 6,745	$ 4,418	$ 4,946